Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2018
Other Non-Current Assets [Abstract]
Other Non-Current Assets
	December 31, 2017	June 30, 2018
Other non-current assets	$44,869	$71
	$44,869	$71